INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Composition of Inventory
The following table shows the composition of our inventory balances:

($ in millions)	At Year-End 2017	At Year End 2016
Finished goods(1)	$391	$352
Work-in-progress	2	40
Land and infrastructure(2)	330	331
Real estate inventory	723	723
Operating supplies and retail inventory	5	4
	$728	$727
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(1)	Represents completed inventory that is either registered for sale as vacation ownership interests, or unregistered and available for sale in its current form.

(2)	Includes $68 million of inventory related to estimated future foreclosures at December 31, 2017.